Commitments and contingencies - Operating & Finance leases (Details) € in Millions	12 Months Ended			90 Months Ended	120 Months Ended	124 Months Ended
	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2017 EUR (€) aircraft	Mar. 31, 2016 EUR (€) aircraft	Mar. 31, 2018 EUR (€) aircraft	Mar. 31, 2014 aircraft	Mar. 31, 2014 aircraft
Sale and Leaseback Arrangement
Operating and Finance leases
Number of aircraft financed by operating lease | aircraft						76
Lease term						7 years
Number of aircraft returned to lessor | aircraft				45
Number of aircraft under operating lease | aircraft	31
Number of operating lease aircraft which has option to extend initial period | aircraft	16
Number of operating lease aircraft which has option to extend initial period is exercised | aircraft	10
Minimum future lease payments, Number of aircrafts | aircraft	31	33	43	31
Minimum future lease payments	€ 150.3	€ 231.8	€ 278.8	€ 150.3
Sale and Leaseback Arrangement | USD
Operating and Finance leases
Number of aircraft under operating lease | aircraft	31
Sale and Leaseback Arrangement | Less than one year
Operating and Finance leases
Minimum future lease payments	€ 76.8	88.9	93.5	76.8
Sale and Leaseback Arrangement | Between one and five years
Operating and Finance leases
Minimum future lease payments	€ 73.5	€ 142.9	184.8	€ 73.5
Sale and Leaseback Arrangement | After five years
Operating and Finance leases
Minimum future lease payments			€ 0.5
Japanese Operating Leases with Call Options Arrangement
Operating and Finance leases
Period to exercise call option to purchase aircraft	10 years 6 months
Number of finance lease aircraft for which call option exercised | aircraft	6	4	0
Minimum future lease payments, number of aircrafts | aircraft	16	22	26	16
Minimum payments	€ 329.1	€ 459.4	€ 570.7	€ 329.1
Less amounts allocated to future financing costs	(2.9)	(2.9)	(5.4)	(2.9)
Present value of minimum lease payments	€ 326.2	456.5	565.3	326.2
Japanese Operating Leases with Call Options Arrangement | Euro Member Countries, Euro
Operating and Finance leases
Number of aircraft accounted as finance lease | aircraft					30
Period of euro denominated Japanese operating lease with call options					13 years
Number of aircraft financed through euro denominated amortising commercial debt transactions | aircraft	6
Commercial debt transaction amortisation period	12 years
Japanese Operating Leases with Call Options Arrangement | Calculated Present Value
Operating and Finance leases
Minimum payments	€ 303.1	417.0	508.1	303.1
Less amounts allocated to future financing costs	(2.7)	(2.7)	(5.0)	(2.7)
Present value of minimum lease payments	300.4	414.3	503.1	300.4
Japanese Operating Leases with Call Options Arrangement | Less than one year
Operating and Finance leases
Minimum payments	129.4	131.5	110.6	129.4
Japanese Operating Leases with Call Options Arrangement | Less than one year | Calculated Present Value
Operating and Finance leases
Minimum payments	124.5	126.5	106.4	124.5
Japanese Operating Leases with Call Options Arrangement | Between one and five years
Operating and Finance leases
Minimum payments	199.7	327.9	460.1	199.7
Japanese Operating Leases with Call Options Arrangement | Between one and five years | Calculated Present Value
Operating and Finance leases
Minimum payments	€ 178.6	€ 290.5	€ 401.7	€ 178.6